ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	December 31,
	2020	2021
	SGD’000	SGD’000
Accounts receivable	9,312	3,254
Less: allowance for doubtful accounts	(82)	(34)
Accounts receivable, net	9,230	3,220

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The movements in the allowance for doubtful accounts for the years ended December 31, 2020 and 2021 were as follows:

	2020	2021
	SGD’000	SGD’000
Balance at beginning of the year	19	82
Additions	63	-
Reversal	-	(48)
Exchange effect	-	-
Balance at end of the year	82	34

SCHEDULE OF ACCOUNTS NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	2020	2021
	SGD’000	SGD’000
Within 30 days	5,097	1,511
Between 31 and 60 days	1,290	587
Between 61 and 90 days	2,073	282
More than 90 days	770	840
	9,230	3,220